Related party transactions - Metrogas, Frontline, and Seatankers Transactions (Details) NOK in Millions								12 Months Ended
		Mar. 06, 2015	Aug. 26, 2014 USD ($)	Feb. 21, 2014 USD ($)	Sep. 20, 2013 USD ($)	Jul. 19, 2013 NOK	Dec. 20, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 NOK	Dec. 10, 2013 USD ($)	Mar. 27, 2013 NOK	Feb. 27, 2013 NOK	Dec. 21, 2012 USD ($)
Related Party Transaction [Line Items]
Short-term amounts to related party								$ 152,000,000	$ 189,000,000
Proceeds from debt to related party								143,000,000	90,000,000	$ 756,000,000
Long-term debt								10,661,000,000	12,620,000,000
Repayments of debt to related party								0	910,000,000	1,181,000,000
Net gain/(loss) on debt extinguishment								8,000,000	(54,000,000)	0
Interest expense	[1]							415,000,000	478,000,000	445,000,000
Credit facility US$1,121 | West Leo
Related Party Transaction [Line Items]
Long-term debt									472,600,000
Term Loan B
Related Party Transaction [Line Items]
Debt, face amount				$ 1,800,000,000.0
Secured Debt | Credit Facility US $1,350
Related Party Transaction [Line Items]
Maximum borrowing capacity			$ 1,350,000,000
Seatankers Management Norway AS | Affiliated Entity
Related Party Transaction [Line Items]
Related party expense								600,000	0	0
Frontline | Affiliated Entity
Related Party Transaction [Line Items]
Related party expense								4,000,000	4,000,000	2,000,000
Metrogas | Affiliated Entity
Related Party Transaction [Line Items]
Proceeds from sale of unsecured bond							$ 500,000,000
Accrued interest on sale of unsecured bond							$ 9,000,000
Short-term amounts to related party															$ 93,000,000
Interest rate on related party debt		7.50%					7.75%
Proceeds from debt to related party							$ 415,000,000
Due to related parties												$ 840,000,000
Interest expense								$ 0	$ 1,000,000	$ 10,000,000
Metrogas | Loans Payable | Affiliated Entity
Related Party Transaction [Line Items]
Short-term amounts to related party											NOK 140		NOK 700	NOK 300	$ 93,000,000
Debt, face amount					$ 99,000,000	NOK 1,500
Metrogas | Norwegian Interbank Offered Rate (NIBOR) | Loans Payable | Affiliated Entity
Related Party Transaction [Line Items]
Description of variable rate basis						NIBOR					NIBOR
Basis spread on variable rate						3.50%
Metrogas | LIBOR | Loans Payable | Affiliated Entity
Related Party Transaction [Line Items]
Description of variable rate basis					LIBOR
Basis spread on variable rate					3.00%
Metrogas | Credit facility US$1,121 | Affiliated Entity
Related Party Transaction [Line Items]
Debt, face amount			1,121,000,000
Repayments of debt to related party				$ 436,000,000
Net gain/(loss) on debt extinguishment			$ 16,000,000

[1]	Includes transactions with related parties. Refer to Note 31.